Income Taxes - Additional Information (Detail)	1 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Effective tax rate		25.60%	64.60%
Corporate tax rate	35.00%	21.00%